Prepaid Expenses and Other Current Assets (Details) - Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure - USD ($)	Nov. 30, 2020	May 31, 2020	May 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits	$ 2,262	$ 2,315	$ 211,493
Prepaid expenses	295,058	231,777
Total	$ 297,320	$ 234,092	$ 390,413